TAXATION - Components of Deferred tax (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets, non-current
Accrued expenses	¥ 278,341	$ 40,356	¥ 295,568
Customer advances and deposits	10,431	1,512	1,255
Allowance for credit losses and inventory provision	101,187	14,671	87,264
Allowance for long-term investment	3,078	446
Depreciation and amortization expense	18,961	2,749	21,997
Net operating losses carrying forward	1,410,903	204,562	1,365,724
Lease liabilities	467,623	67,799	493,773
Total deferred tax assets	2,290,524	332,095	2,265,581
Valuation allowance	(1,818,282)	(263,626)	(1,756,168)
Total deferred tax assets net of valuation allowance	472,242	68,469	509,413
Deferred tax liabilities
Fair value changes of equity investments	(29,232)	(4,238)	(29,232)
Accrued revenue recognition difference	(3,765)	(546)	(5,300)
Right-of-use assets	(439,245)	(63,685)	(474,881)
Total deferred tax liabilities	(472,242)	(68,469)	(509,413)
Net tax operating losses	5,621,989	815,112	¥ 5,702,254
Undistributed earnings from PRC subsidiaries as well as VIEs	¥ 26,600	$ 3,857